COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	15.1%
BANKING	6.7%
Bank of America Corp., 4.125%, Series PP(a)(b)		44,976	$748,401
Bank of America Corp., 4.25%, Series QQ(a)(b)		48,492	824,364
Bank of America Corp., 4.375%, Series NN(a)(b)		33,358	585,766
Citigroup, Inc., 6.25%, Series II(a)(b)		40,534	999,163
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		22,284	393,758
Fifth Third Bancorp, 6.875% to 10/1/30(a)(b)(c)		80,649	2,101,713
First Horizon Corp., 6.75%, Series H(a)(b)		51,080	1,264,230
M&T Bank Corp., 6.35%, Series K(a)(b)		78,000	1,956,240
M&T Bank Corp., 7.50%, Series J(a)(b)		68,570	1,757,449
Morgan Stanley, 6.375%, Series I(a)(b)		18,289	449,178
Morgan Stanley, 6.50%, Series P(a)(b)		14,280	355,144
Morgan Stanley, 6.625%, Series Q(a)(b)		116,573	2,942,302
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		26,920	632,620
Truist Financial Corp., 4.75%, Series R(a)(b)		17,239	312,543
Wells Fargo & Co., 4.375%, Series CC(a)(b)		54,559	952,055
Wells Fargo & Co., 4.70%, Series AA(a)(b)		23,369	441,207
Wells Fargo & Co., 4.75%, Series Z(a)(b)		28,939	549,841

			17,265,974

FINANCIAL SERVICES	1.2%
Affiliated Managers Group, Inc., 5.875%, due 3/30/59(a)		3,021	59,211
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		30,867	691,421
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		18,619	473,481
KKR & Co., Inc., 6.875%, due 6/1/65, Series T(a)		34,619	805,238
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		38,549	962,954

			2,992,305

INSURANCE	2.7%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)(a)		37,779	715,912
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		39,035	641,345
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		33,670	655,892
Athene Holding Ltd., 4.875%, Series D(a)(b)		31,209	506,210
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		40,710	961,977
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)		5,371	127,185
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		25,033	622,321
Axis Capital Holdings Ltd., 5.50%, Series E(a)(b)		14,643	284,074
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		19,541	379,291
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)		32,869	818,767
Lincoln National Corp., 9.00%, Series D(a)(b)		16,299	426,056
MetLife, Inc., 4.75%, Series F(a)(b)		17,273	317,132
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)		38,291	578,577

			7,034,739

REAL ESTATE	1.1%
CTO Realty Growth, Inc., 6.375%, Series A(b)		21,968	444,193
Public Storage, 4.10%, Series S(a)(b)		34,003	536,907
Public Storage, 4.625%, Series L(a)(b)		28,142	493,048

		Shares		Value
Regency Centers Corp., 5.875%, Series B(b)			60,000	$1,320,600

				2,794,748

TELECOMMUNICATIONS	0.9%
Array Digital Infrastructure, Inc., Senior Debt, 6.25%, due 9/1/69(a)			1,506	30,240
AT&T, Inc., 5.00%, Series A(a)(b)			16,549	325,022
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)			22,067	390,145
T-Mobile USA, Inc., Senior Debt, 5.50%, due 3/1/70(a)			32,215	684,569
T-Mobile USA, Inc., Senior Debt, 5.50%, due 6/1/70(a)			23,441	499,293
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69(a)			16,236	392,587

				2,321,856

UTILITIES	2.5%
Algonquin Power & Utilities Corp., 8.532% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			22,887	596,893
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)			25,091	364,070
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)			34,274	512,054
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)			30,378	458,708
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)(b)			32,166	519,481
DTE Energy Co., 6.25%, due 10/1/85, Series H(a)			39,806	946,985
NextEra Energy Capital Holdings, Inc., 6.50%, due 6/1/85, Series U(a)			58,938	1,462,252
NextEra Energy Capital Holdings, Inc., 6.50%, due 4/15/86, Series Z(a)			42,040	1,049,318
Xcel Energy, Inc., 6.25%, due 10/15/85(a)			24,359	601,180

				6,510,941

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$41,127,100)				38,920,563

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	131.3%
BANKING	78.5%
Abanca Corp. Bancaria SA, 6.125% to 9/19/31 (Spain)(b)(c)(e)(f)		EUR	800,000	917,146
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	300,000	366,776
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(b)(c)(e)(f)		EUR	400,000	460,735
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	400,000	482,895
Alpha Bank SA, 7.50% to 6/10/30 (Greece)(b)(c)(e)(f)		EUR	800,000	973,357
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			500,000	540,571
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(b)(c)(e)(f)		EUR	600,000	694,810
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(b)(c)(e)(f)		EUR	1,600,000	1,869,143
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)			1,400,000	1,476,941
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)			1,000,000	1,077,691
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)			2,000,000	2,309,986
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)			907,000	908,315
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)(c)			1,655,000	1,665,920
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)(c)			3,895,000	3,995,900
Bank of Ireland Group PLC, 6.125% to 3/18/32 (Ireland)(b)(c)(e)(f)		EUR	200,000	229,246
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(b)(c)(e)(f)		EUR	300,000	349,789
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(a)(c)			1,400,000	1,413,897
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(a)(c)			400,000	411,062
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(a)(c)			3,000,000	2,948,572
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(c)			1,200,000	1,212,653

	Principal Amount*			Value
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		600,000		$628,644
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		820,000		849,725
Barclays PLC, 6.125% to 12/15/35 (United Kingdom)(b)(c)(e)(f)	EUR	400,000		441,826
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(b)(c)(e)		1,400,000		1,414,218
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		1,000,000		1,035,289
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(b)(c)(e)(f)	GBP	1,600,000		2,166,734
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	400,000		544,794
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	500,000		697,372
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(e)		3,000,000		3,273,915
BNP Paribas SA, 4.50% to 2/25/30 (France)(b)(c)(e)(g)		1,400,000		1,270,128
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)		2,475,000		2,204,918
BNP Paribas SA, 5.625% to 2/16/33 (France)(b)(c)(e)(f)	EUR	400,000		436,782
BNP Paribas SA, 6.875% to 12/15/33 (France)(b)(c)(e)(g)		600,000		580,110
BNP Paribas SA, 7.00% to 8/16/28 (France)(b)(c)(e)(g)		565,000		573,122
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		2,500,000		2,507,927
BNP Paribas SA, 7.45% to 6/27/35 (France)(b)(c)(e)(g)		200,000		200,851
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(c)(e)(g)		2,500,000		2,581,007
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)(g)		3,700,000		3,855,833
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)		2,300,000		2,397,973
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		500,000		523,147
CaixaBank SA, 5.875% to 3/25/35 (Spain)(b)(c)(e)(f)	EUR	200,000		224,085
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR	600,000		706,480
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(a)(c)		1,900,000		1,857,778
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(a)(c)		1,200,000		1,213,631
Citigroup Capital III, 7.625%, due 12/1/36(a)		2,755,000		3,052,385
Citigroup, Inc., 6.50% to 5/15/31, Series JJ(b)(c)		676,000		674,573
Citigroup, Inc., 6.625% to 2/15/31, Series HH(b)(c)		3,210,000		3,214,591
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)(c)		5,406,000		5,447,669
Citigroup, Inc., 6.95% to 2/15/30, Series FF(b)(c)		3,525,000		3,553,204
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		928,000		955,619
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(c)		1,118,000		1,156,805
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)		1,370,000		1,380,934
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)		1,250,000		1,291,463
Commerzbank AG, 6.625% to 10/9/32 (Germany)(b)(c)(e)(f)	EUR	400,000		472,739
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)		1,600,000		1,624,550
Cooperatieve Rabobank UA, 6.50% (Netherlands)(b)(f)	EUR	453,150		580,209
Coventry Building Society Charitable Foundation, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	1,200,000		1,632,006
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(c)(e)(g)		2,800,000		2,827,633
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)		3,000,000		750,000
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)	EUR	1,800,000		2,155,003
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	1,200,000		1,457,423
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(e)(f)	EUR	400,000		469,979
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(e)(f)	EUR	600,000		731,412
Eurobank SA, 6.25% to 11/10/33 (Greece)(b)(c)(e)(f)	EUR	800,000		882,102
Eurobank SA, 6.625% to 6/4/31 (Greece)(b)(c)(e)(f)	EUR	1,200,000		1,394,632
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(b)(c)		1,000,000		1,028,891
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)		839,000		876,902
First Horizon Bank, 4.761% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(d)(g)		1,537	†	1,136,996
Goldman Sachs Group, Inc., 6.85% to 2/10/30(b)(c)		2,527,000		2,577,383
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		4,262,000		4,467,343

	Principal Amount*		Value
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)(e)		400,000	$365,425
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		1,402,000	1,497,989
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)(e)		200,000	199,946
HSBC Holdings PLC, 6.75% to 3/24/31 (United Kingdom)(a)(b)(c)(e)		1,400,000	1,385,441
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		800,000	805,918
HSBC Holdings PLC, 7.00% to 9/24/35 (United Kingdom)(a)(b)(c)(e)		1,300,000	1,287,779
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(c)(e)		2,600,000	2,620,798
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		800,000	826,411
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(b)(c)		1,330,000	1,311,374
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		400,000	377,329
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(b)(c)(e)		2,800,000	2,796,745
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		1,600,000	1,636,771
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		800,000	818,748
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		2,200,000	2,319,004
Intesa Sanpaolo SpA, 5.50% to 2/17/32 (Italy)(b)(c)(e)(f)	EUR	200,000	218,938
Intesa Sanpaolo SpA, 5.875% to 2/17/36 (Italy)(b)(c)(e)(f)	EUR	200,000	219,617
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	1,200,000	1,452,866
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)(c)		1,125,000	1,155,054
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		1,774,000	1,841,634
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(b)(c)(e)(f)		400,000	399,509
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(b)(c)(e)(f)		600,000	604,209
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(e)(f)	EUR	800,000	937,684
Lloyds Banking Group PLC, 6.625% to 9/27/35 (United Kingdom)(a)(b)(c)(e)		1,200,000	1,146,401
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(c)(e)		1,000,000	994,933
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP	1,000,000	1,316,843
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(c)(e)		400,000	420,220
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)(e)	GBP	200,000	273,207
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(b)(c)(e)(f)	GBP	200,000	263,077
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(e)(f)	GBP	1,200,000	1,598,148
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(a)(b)(f)	GBP	200,000	342,813
NatWest Group PLC, 7.625% to 9/30/35 (United Kingdom)(a)(b)(c)(e)(f)	GBP	800,000	1,048,724
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)(e)		1,600,000	1,732,779
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(c)(e)(g)		1,600,000	1,596,209
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(b)(c)(e)(f)	EUR	1,400,000	1,626,444
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		841,000	841,173
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		494,000	495,368
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		1,545,000	1,559,599
RCI Banque SA, 6.125% to 9/24/30 (France)(b)(c)(e)(f)	EUR	200,000	227,031
Royal Bank of Canada, 6.50% to 5/24/33, due 5/24/86 (Canada)(a)(c)		800,000	780,169
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(a)(c)		1,200,000	1,160,394
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)(c)		3,400,000	3,414,620
Societe Generale SA, 5.375% to 11/18/30 (France)(b)(c)(e)(g)		2,000,000	1,875,892
Societe Generale SA, 6.125% to 3/17/32 (France)(b)(c)(e)(f)	EUR	400,000	453,622
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		2,360,000	2,352,428
Societe Generale SA, 7.125% to 7/15/35 (France)(b)(c)(e)(g)		1,200,000	1,154,049
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)		2,600,000	2,678,413
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)		2,000,000	2,139,232
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)		1,600,000	1,673,806
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)		2,400,000	2,593,573
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(b)(c)(e)(g)		1,000,000	918,111

		Principal Amount*		Value
Standard Chartered PLC, 7.00% to 11/14/35 (United Kingdom)(b)(c)(e)(g)			600,000	$588,898
Standard Chartered PLC, 7.625% to 1/16/32 (United Kingdom)(b)(c)(e)(g)			200,000	204,327
Standard Chartered PLC, 7.75% to 8/15/27 (United Kingdom)(b)(c)(e)(g)			600,000	614,074
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(c)(e)(g)			3,000,000	3,119,088
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)			1,276,000	1,297,235
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)			324,000	334,139
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)			1,400,000	1,300,503
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(e)(f)			1,200,000	1,263,915
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(a)(c)			1,900,000	1,870,917
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)			1,000,000	1,021,175
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)			1,800,000	1,858,088
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)(g)			1,800,000	1,594,906
UBS Group AG, 6.625% to 1/8/31 (Switzerland)(a)(b)(c)(e)(g)			3,400,000	3,312,191
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(c)(e)(g)			1,000,000	991,624
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(c)(e)(g)			2,400,000	2,334,175
UBS Group AG, 7.00% to 1/8/36 (Switzerland)(a)(b)(c)(e)(g)			2,100,000	2,031,121
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(c)(e)(g)			2,800,000	2,893,397
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)(g)			1,700,000	1,812,974
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(b)(c)(e)(g)			2,800,000	3,154,477
UniCredit SpA, 6.50% to 12/3/31 (Italy)(b)(c)(e)(f)		EUR	600,000	715,081
Wells Fargo & Co., 5.95%, due 12/15/36(a)			1,027,000	1,059,279
Wells Fargo & Co., 6.125% to 6/15/31, Series GG(b)(c)			2,007,000	2,015,086
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)			798,000	827,710
Wells Fargo & Co., 7.625% to 9/15/28(b)(c)			1,328,000	1,395,845

				201,650,832

CONSUMER DISCRETIONARY PRODUCTS	1.1%
Stellantis NV, 6.25% to 3/16/31(b)(c)(f)		EUR	550,000	607,356
Stellantis NV, 6.875% to 12/16/33(b)(c)(f)		EUR	810,000	883,252
Stellantis NV, 8.25% to 6/16/32(b)(c)(f)		GBP	610,000	773,194
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR	500,000	641,177

				2,904,979

CONSUMER STAPLE PRODUCTS	0.8%
Land O’ Lakes, Inc., 7.00%(a)(b)(g)			1,100,000	973,500
Land O’ Lakes, Inc., 7.25%(a)(b)(g)			1,190,000	1,091,825

				2,065,325

ENERGY	0.9%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)			972,000	980,730
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			635,000	660,533
Sunoco LP, 7.875% to 9/18/30(a)(b)(c)(g)			580,000	592,636

				2,233,899

FINANCIAL SERVICES	3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(a)(c)			455,000	465,937
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			767,000	760,508
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			1,065,000	989,653
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			555,000	546,845
HA Sustainable Infrastructure Capital, Inc., 7.125% to 8/17/31, due 11/15/56(c)			1,661,000	1,653,640
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(c)			1,040,000	1,076,464
ILFC E-Capital Trust I, 6.38% (30 Year CMT + 1.550%), due 12/21/65(d)(g)			693,000	590,898

		Principal Amount*		Value
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(b)(c)(e)			2,500,000	$2,518,932

				8,602,877

HEALTH CARE	1.8%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(c)			611,000	618,911
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(c)			2,216,000	2,285,290
Humana, Inc., 6.625% to 6/15/31, due 9/15/56(c)			1,827,000	1,756,377

				4,660,578

INSURANCE	11.8%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(c)(e)(g)			1,400,000	1,403,186
Allstate Corp., 6.852% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(d)			970,000	970,180
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(c)			651,000	617,888
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c)			1,555,000	1,565,285
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(a)(c)			300,000	280,637
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR	1,000,000	1,165,866
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(c)(e)(f)		EUR	900,000	1,007,885
AXA SA, 8.60%, due 12/15/30 (France)(a)			525,000	603,665
Corebridge Financial, Inc., 6.875% to 12/1/30(b)(c)			870,000	887,097
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)			800,000	805,077
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			344,000	339,456
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(a)(c)			970,000	981,903
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(c)(g)			1,345,000	1,268,916
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			1,496,000	1,441,765
Hartford Insurance Group, Inc., 6.039% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(a)(d)(g)			1,400,000	1,343,610
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(a)(c)(f)			400,000	392,546
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)			933,000	974,290
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)			2,828,000	3,060,083
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			2,309,000	2,708,275
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(c)			515,000	527,756
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(a)(c)			960,000	959,350
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Japan)(f)			1,300,000	1,338,289
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(b)(c)(f)			2,000,000	1,952,664
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			200,000	193,533
Rothesay Life PLC, 7.00% to 6/3/35 (United Kingdom)(b)(c)(e)(f)			1,000,000	969,392
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)			1,197,000	992,931
SBL Holdings, Inc., 9.508% to 5/13/30(b)(c)(g)			866,000	848,921
Unipol Assicurazioni SpA, 6.00% to 7/21/35 (Italy)(b)(c)(e)(f)		EUR	400,000	449,359
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)			314,000	327,209

				30,377,014

PIPELINES	12.1%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			1,970,000	1,972,288
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			1,605,000	1,688,850
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)			330,000	346,885
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			2,152,000	2,324,700
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			1,388,000	1,469,781
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(a)(c)			3,266,000	3,676,265
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			2,225,000	2,226,987
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(c)			2,015,000	2,011,950
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			2,948,000	3,008,316
Enterprise Products Operating LLC, 6.90% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(a)(d)			986,000	985,662

		Principal Amount*	Value
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(a)(c)		1,790,000	$1,764,059
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(a)(c)		1,570,000	1,563,677
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)		770,000	802,212
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)		1,825,000	1,880,060
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)		1,790,000	1,755,485
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)		3,509,000	3,497,881

			30,975,058

TELECOMMUNICATIONS	6.0%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)		1,630,000	1,649,677
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)		1,930,000	1,976,154
Rogers Communications, Inc., 6.875% to 5/2/31, due 7/31/56 (Canada)(c)		466,000	467,919
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(c)		1,135,000	1,140,180
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(c)		592,000	606,166
SoftBank Group Corp., 7.625% to 1/29/31, due 4/29/61 (Japan)(a)(c)(f)		1,600,000	1,437,072
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(c)		1,080,000	1,069,532
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(c)		1,945,000	1,947,025
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(c)		1,990,000	1,940,626
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(c)		1,951,000	1,992,535
Vodafone Group PLC, 5.125% to 12/4/50, due 6/4/81 (United Kingdom)(c)		1,660,000	1,291,100

			15,517,986

UTILITIES	14.9%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)		949,000	886,346
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)		2,524,000	2,456,803
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)		1,700,000	1,728,308
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(c)		1,138,000	1,115,736
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(c)		1,175,000	1,161,493
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(c)		1,780,000	1,764,879
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)		364,000	386,410
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)		1,101,000	1,137,321
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)		385,000	404,804
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)		1,100,000	1,136,055
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(c)		1,412,000	1,288,970
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)		1,020,000	1,038,880
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(a)(c)		270,000	268,463
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(a)(c)		1,695,000	1,680,718
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)		645,000	655,090
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)		711,000	732,245
Emera U.S. Finance LLC, 6.65% to 7/1/31, due 10/1/56, Series A(c)		805,000	805,312
Emera U.S. Finance LLC, 6.85% to 7/1/36, due 10/1/56, Series B(c)		931,000	932,535
Entergy Corp., 6.10% to 3/15/36, due 6/15/56(a)(c)		1,110,000	1,096,017
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)		415,000	425,476
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)		763,000	789,396
Evergy, Inc., 6.65% to 3/2/30, due 6/1/55(a)(c)		1,085,000	1,093,152
Eversource Energy, 6.10% to 5/15/31, due 8/15/56, Series A(c)		793,000	783,533
Eversource Energy, 6.35% to 5/15/36, due 8/15/56, Series B(c)		1,327,000	1,309,866
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)(c)		425,000	433,201
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(c)		1,678,000	1,732,250
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)		1,327,000	1,356,185
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)		1,484,000	1,537,074

		Principal Amount*	Value
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)		364,000	$373,738
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)		155,000	159,497
Puget Energy, Inc., 7.00% to 6/15/31, due 9/15/56(c)(g)		410,000	407,005
Puget Energy, Inc., 7.25% to 6/15/36, due 9/15/56(c)(g)		468,000	466,243
Sempra, 6.375% to 1/1/31, due 4/1/56(a)(c)		875,000	879,194
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)		2,272,000	2,265,660
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)		1,851,000	1,871,985
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(a)(c)		1,100,000	1,091,181
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(a)(c)		660,000	658,598

			38,309,619

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$332,569,046)			337,298,167

U.S. TREASURY BONDS	0.8%
U.S. Treasury Bonds, 4.625%, due 11/15/55		2,105,000	2,011,591

TOTAL U.S. TREASURY BONDS (Identified cost—$2,007,458)			2,011,591

U.S. TREASURY NOTES	0.3%
U.S. Treasury Notes, 4.25%, due 8/15/35		705,000	702,466

TOTAL U.S. TREASURY NOTES (Identified cost—$709,056)			702,466

		Shares
SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(j)		1,559,918	1,559,918

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,559,918)			1,559,918

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$377,972,578)	148.1%		380,492,705
LIABILITIES IN EXCESS OF OTHER ASSETS	(48.1)		(123,495,242)

NET ASSETS	100.0%		$256,997,463

Centrally Cleared Interest Rate Swap Contracts

Notional Amount		Fixed Rate	Fixed Rate Pay/ Receive	Fixed Payment Frequency	Floating Rate		Floating Rate Pay/ Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
EUR	6,600,000	2.388%	Pay	Annually	2.170%(k	)	Receive	Semi-Annually	12/16/30	$157,911	$—	$157,911
	5,200,000	2.548%	Pay	Annually	2.127%(k	)	Receive	Semi-Annually	11/1/32	130,714	—	130,714
	3,350,000	2.668%	Pay	Annually	2.141%(k	)	Receive	Semi-Annually	1/19/33	60,392	—	60,392

Centrally Cleared Interest Rate Swap Contracts (continued)

Notional Amount	Fixed Rate	Fixed Rate Pay/ Receive	Fixed Payment Frequency	Floating Rate		Floating Rate Pay/ Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
$39,000,000	1.181%	Pay	Monthly	3.794%(l	)	Receive	Monthly	9/15/26	$520,436	$(1,259)	$519,177
40,000,000	0.930%	Pay	Monthly	3.794%(l	)	Receive	Monthly	9/15/27	1,680,957	(3,172)	1,677,785
15,000,000	3.655%	Pay	Monthly	3.680%(l	)	Receive	Monthly	9/15/28	(40,576)	—	(40,576)
15,000,000	3.588%	Pay	Monthly	3.680%(l	)	Receive	Monthly	9/15/28	(15,951)	—	(15,951)
8,000,000	3.227%	Receive	Annually	3.680%(l	)	Pay	Annually	12/16/30	(145,750)	—	(145,750)
6,100,000	3.497%	Receive	Annually	3.680%(l	)	Pay	Annually	11/1/32	(81,999)	—	(81,999)
3,900,000	3.621%	Receive	Annually	3.680%(l	)	Pay	Annually	1/20/33	(23,227)	—	(23,227)

									$2,242,907	$(4,431)	$2,238,476

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	15,340,587	USD	17,675,885	4/20/26	$(70,655)
Brown Brothers Harriman	EUR	10,370,398	USD	11,949,083	4/20/26	(47,764)
Brown Brothers Harriman	GBP	2,952,441	USD	3,931,854	4/20/26	24,106
Brown Brothers Harriman	GBP	5,166,324	USD	6,880,148	4/20/26	42,181
Brown Brothers Harriman	USD	245,061	EUR	210,720	4/20/26	(1,293)
Brown Brothers Harriman	USD	841,203	EUR	726,620	4/20/26	(623)
Brown Brothers Harriman	USD	113,319	EUR	97,682	4/20/26	(317)
Brown Brothers Harriman	USD	112,591	GBP	84,492	4/20/26	(761)

						$(55,126)

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$38,920,563	$—	$—	$38,920,563
Preferred Securities—Over-the-Counter	—	337,298,167	—	337,298,167
U.S. Treasury Bonds	—	2,011,591	—	2,011,591
U.S. Treasury Notes	—	702,466	—	702,466
Short-Term Investments	—	1,559,918	—	1,559,918

Total Investments in Securities	$38,920,563	$341,572,142	$—	$380,492,705

Forward Foreign Currency Exchange Contracts	$—	$66,287	$—	$66,287
Interest Rate Swap Contracts	—	2,550,410	—	2,550,410

Total Derivative Assets	$—	$2,616,697	$—	$2,616,697

Forward Foreign Currency Exchange Contracts	$—	$(121,413)	$—	$(121,413)
Interest Rate Swap Contracts	—	(307,503)	—	(307,503)

Total Derivative Liabilities	$—	$(428,916)	$—	$(428,916)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $177,724,690 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at March 31, 2026.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $134,778,260 which represents 52.4% of the net assets of the Fund (34.9% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $51,900,271 which represents 20.2% of the net assets of the Fund, of which 0.1% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $84,810,515 which represents 33.0% of the net assets of the Fund, of which 1.2% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on 6-Month EURIBOR. Represents rates in effect at March 31, 2026.
(l)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at March 31, 2026.

Country Summary	% of Managed Assets
United States	45.5
Canada	14.3
United Kingdom	10.0
France	9.5
Switzerland	5.1
Netherlands	2.8
Spain	2.4
Germany	2.2
Japan	2.1
Greece	1.3
Italy	1.0
Sweden	0.7
Ireland	0.5
Other (includes short-term investments)	2.6

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued based upon prices provided by a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The Fund may also enter into interest rate swap contracts to manage interest rate risk. Interest rate swaps that are intended to reduce interest rate risk under the credit agreement seek to do so by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into such interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.